Variable Interest Entities (Information about Non Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017 [1]	Mar. 31, 2016 [2]
Variable Interest Entity [Line Items]
Total assets		¥ 32,480,782	¥ 4,362,997
Specified bonds and non-recourse loans		4,864	4,776
Investments		130,462	58,025
Maximum exposure to loss	[3]	168,967	98,922
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets		8,671	33,406
Specified bonds and non-recourse loans		0	0
Investments		991	2,091
Maximum exposure to loss	[3]	991	9,551
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets		96,187	170,001
Specified bonds and non-recourse loans		0	4,776
Investments		11,130	13,039
Maximum exposure to loss	[3]	11,194	24,964
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets		0	0
Specified bonds and non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[3]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets		0	0
Specified bonds and non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[3]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets		30,299,519	2,964,616
Specified bonds and non-recourse loans		0	0
Investments		80,211	26,174
Maximum exposure to loss	[3]	109,310	47,636
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets		0	0
Specified bonds and non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[3]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets		1,744,471	1,070,683
Specified bonds and non-recourse loans		0	0
Investments		18,448	10,671
Maximum exposure to loss	[3]	18,483	10,721
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets		12,414	20,007
Specified bonds and non-recourse loans		0	0
Investments		1,719	1,182
Maximum exposure to loss	[3]	3,729	1,182
Other VIEs
Variable Interest Entity [Line Items]
Total assets		319,520	104,284
Specified bonds and non-recourse loans		4,864	0
Investments		17,963	4,868
Maximum exposure to loss	[3]	¥ 25,260	¥ 4,868

[1]	On April 1, 2016, the Company and its subsidiaries adopted the Accounting Standards Update 2015-02 ("Amendments to the Consolidation Analysis"-ASC 810 ("Consolidation")), issued in February 2015. As a result of the adoption, the effect on the non-consolidated VIEs as of April 1, 2016 was an increase of ¥2,401,930 million in total assets, an increase of ¥56,931 million in investments and an increase of ¥69,660 million in maximum exposure to loss. This was due primarily to the increases of ¥2,021,460 million in total assets, ¥49,275 million in investments and ¥62,003 million in maximum exposure to loss, included in "(e) VIEs for investment in securities."
[2]	The amounts as of March 31, 2016 were disclosed according to ASC 810 ("Consolidation") before amendment, and were not adjusted to reflect the Accounting Standards Update 2015-02 ("Amendments to the Consolidation Analysis"-ASC 810 ("Consolidation")).
[3]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.